Information on staff and remuneration - Employee incentive programs (Details)	12 Months Ended
	Dec. 31, 2018 DKK (kr) Options	Dec. 31, 2017 DKK (kr) Options	Dec. 31, 2016 DKK (kr) Options	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 shares	Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 Options	Nov. 02, 2015 shares
Disclosure of Information on staff and remuneration
Number of warrants granted	655,500	538,566	487,250
Number of warrants not yet granted	1,635,000	1,424,000	942,250	1,853,359	1,853,784		1,670,879	463,250
Number of warrants exercised	7,500	0	0
Number of warrants, expired	0	0	0
Number of warrants, forfeited	437,000	56,816	8,250
2010 employee warrant incentive program
Disclosure of Information on staff and remuneration
Number of warrants authorized | shares									2,750,000
Number of warrants granted	2,355,495
Number of warrants exercised	1,579,809
Number of warrants, expired	422,327
Number of warrants, forfeited	135,000
Proceeds from exercise of warrants | kr	kr 127,400,000	kr 125,300,000	kr 116,300,000
Number of warrants outstanding for exercise	218,359
The average traded share price on the exercise date | kr	kr 120.9
2015 employee warrant incentive program
Disclosure of Information on staff and remuneration
Number of warrants authorized | shares						2,750,000
Number of warrants granted	2,147,566
Number of warrants not yet granted	602,434
Number of warrants exercised	7,500
Number of warrants, expired	1,107,500
Number of warrants, forfeited	505,066
Proceeds from exercise of warrants | kr	kr 800,000
Number of warrants outstanding for exercise	1,635,000
The average traded share price on the exercise date | kr	kr 87.4